SmartETFs Sustainable Energy II ETF

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 97%	Value
	Electrification: 23.7%
1,577	Aptiv PLC*	$135,969
1,533	Amphenol Corp	189,709
3,165	Infineon Technologies AG	123,351
4,688	Johnson Matthey PLC	126,709
377	LG Chem Ltd.	74,625
509	NXP Semiconductors NV	115,915
1,722	ON Semiconductor Corporation*	84,912
3,039	Sensata Technologies Holding	92,841
		944,031
	Energy Efficiency: 20.0%
2,528	Ameresco Inc.*	84,890
6,058	Atlas Copco AB	102,237
247	Carlisle Cos Inc	81,253
389	Hubbell Inc.	167,391
480	Installed Building Products Inc	118,397
565	Owens Corning	79,925
390	Trane Technologies PLC	164,564
		798,657

	Renewable Energy Generation: 19.1%
98,994	China Longyuan Power Group Corp Ltd.	105,712
9,017	Iberdrola SA	170,472
2,106	Nextera Energy Inc.	158,982
1,534	Ormat Technologies Inc.	147,648
1,793	Prysmian SpA	177,182
		759,996

	Renewable Equipment Manufacturing: 34.2%
4,116	Canadian Solar Inc.*	53,673
481	Eaton Corp. PLC	180,014
786	Enphase Energy Inc.*	27,817
589	First Solar Inc.*	129,892
1,036	Itron Inc.*	129,044
1,310	Legrand SA	216,216
637	Schneider Electric SE	177,671
652	Siemens AG	175,426
2,639	Spie SA	141,885
3,523	Vestas Wind Systems A/S	66,370
148,000	Xinyi Solar Holdings Ltd.	65,424
		1,363,432

	Total Common Stocks (Cost $3,655,768)	3,866,116

	Total Investments (Cost $3,655,768): 97.0%	3,866,116
	Other Assets in Excess of Liabilities: 3.0%	119,977
	Total Net Assets - 100.0%	$3,986,093

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company